Offerings	Jun. 16, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, $0.001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The securities covered by this registration statement to be sold by the Registrant may be sold separately or in any combination with other securities registered under this registration statement from time to time in one or more offerings. There are being registered hereunder such indeterminate number or amount, as the case may be, of (i) ordinary shares, (ii) preferred shares, (iii) debt securities, (iv) warrants and/or (v) units consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There are also being registered hereunder an indeterminable number of ordinary shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities. The proposed maximum offering price per security and the proposed aggregate offering price per class of security will be determined from time to time by the Registrant of the securities registered hereunder and is not specified as to each class of security. No separate consideration will be received for ordinary shares that are issued upon conversion or exchange of any preferred shares, debt securities, warrants or units registered hereunder. The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended. The aggregate maximum offering price is estimated solely for the purpose of calculating the registration fee. The aggregate maximum offering price of all securities issued by the Registrant pursuant to this registration statement will not exceed $500,000,000.